REGULATORY FEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
REGULATORY FEES
Current	R$ 765,619	R$ 996,610
Non-current	432,341	464,358
Total	R$ 1,197,960	1,460,968
Value of investments made by concessionaires and permit-holders percentage	2.50%
Value of investments made by concessionaires and permit-holders limited to annual revenue percentage	3.00%
Concessionaires pay percentage	6.75%
Economic value added by the concessionaire Percentage	1.00%
Research and Development - R&D and Energy Efficiency - EE
REGULATORY FEES
Current	R$ 461,631	583,855
Non-current	432,322	464,330
RGR Quota
REGULATORY FEES
Current	47,293	223,120
Non-current	19	28
Compensation for the Use of Water Resources
REGULATORY FEES
Current	120,274	122,029
CDE Quota
REGULATORY FEES
Current	80,057	28,448
PROINFA Quota
REGULATORY FEES
Current	37,786	23,753
Electricity Service Inspection Fee
REGULATORY FEES
Current	R$ 18,578	R$ 15,405